Loans Held-for-Investment (Allowance for Loan Losses Additional Disclosures) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan Losses, Additional Disclosure
Loans held-for-investment, individually evaluated	$ 61	$ 75
Loans held-for-investment, collectively evaluated	7,640	5,918
Total loans	7,701	5,993
Allowance for loan losses, individually evaluated	16	13
Allowance for loan losses, collectively evaluated	124	129
Total allowance for loan losses	140	142	$ 187	$ 297
Residential first mortgage
Allowance for Loan Losses, Additional Disclosure
Loans held-for-investment, individually evaluated	34	46
Loans held-for-investment, collectively evaluated	2,712	2,274
Total loans	2,746	2,320
Allowance for loan losses, individually evaluated	6	5
Allowance for loan losses, collectively evaluated	41	60
Total allowance for loan losses	47	65	116	234
Home Equity
Allowance for Loan Losses, Additional Disclosure
Loans held-for-investment, individually evaluated	27	29
Loans held-for-investment, collectively evaluated	633	349
Total loans	660	378
Allowance for loan losses, individually evaluated	10	8
Allowance for loan losses, collectively evaluated	12	16
Total allowance for loan losses	22	24	32	31
Other
Allowance for Loan Losses, Additional Disclosure
Loans held-for-investment, individually evaluated	0	0
Loans held-for-investment, collectively evaluated	25	28
Total loans	25	28
Allowance for loan losses, individually evaluated	0	0
Allowance for loan losses, collectively evaluated	1	1
Total allowance for loan losses	1	1	2	1
Commercial real estate
Allowance for Loan Losses, Additional Disclosure
Loans held-for-investment, individually evaluated	0	0
Loans held-for-investment, collectively evaluated	1,932	1,261
Total loans	1,932	1,261
Allowance for loan losses, individually evaluated	0	0
Allowance for loan losses, collectively evaluated	45	28
Total allowance for loan losses	45	28	18	17
Commercial and industrial
Allowance for Loan Losses, Additional Disclosure
Loans held-for-investment, individually evaluated	0	0
Loans held-for-investment, collectively evaluated	1,196	769
Total loans	1,196	769
Allowance for loan losses, individually evaluated	0	0
Allowance for loan losses, collectively evaluated	19	17
Total allowance for loan losses	19	17	13	11
Warehouse lending
Allowance for Loan Losses, Additional Disclosure
Loans held-for-investment, individually evaluated	0	0
Loans held-for-investment, collectively evaluated	1,142	1,237
Total loans	1,142	1,237
Allowance for loan losses, individually evaluated	0	0
Allowance for loan losses, collectively evaluated	6	7
Total allowance for loan losses	$ 6	$ 7	$ 6	$ 3